Financial Liabilities for Trading at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Financial Liabilities for Trading at Fair Value Through Profit or Loss	FINANCIAL LIABILITIES FOR TRADING AT FAIR VALUE THROUGH PROFIT OR LOSS
A financial liability is classified as a financial liability at fair value through profit or loss if is held for trading or it is designated by the entity as at fair value through profit or loss (under specified conditions). The Bank has not designated financial liabilities at FVPL.
A financial liability is held for trading if it is incurred principally for the purpose of repurchasing it in the near term or it is a derivative. The Bank only has derivatives under this classification, whose purpose is to hedge the exchange rate and interest rate risk related to future obligations.

	As of December 31,
	2025	2024
	MCh$	MCh$
Financial derivative contracts
Forwards	2,173,004	1,151,921
Swaps	8,411,423	10,995,608
Call Options	491	5,530
Put Options	2,390	1,965
Total	10,587,308	12,155,024
NOTE 16 - FINANCIAL LIABILITIES FOR TRADING AT FAIR VALUE THROUGH PROFIT OR LOSS, continued
As of December 31, 2025 and 2024 the Bank holds the following portfolio of financial liabilities derivative contracts:

	As of December 31, 2025
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	23,750,958	20,824,030	27,092,792	5,136,179	1,136,565	700,706	78,641,230	2,173,004
Interest rate swaps	-	16,930,774	20,745,410	35,069,132	21,274,251	15,793,974	29,527,648	139,341,189	1,134,840
Cross currency swaps	-	1,172,436	4,049,436	10,566,265	19,536,479	12,329,038	22,921,210	70,574,864	7,276,583
Call currency options	-	27,767	47,768	25,958	-	-	-	101,493	491
Put currency options	-	56,787	73,951	73,075	-	-	-	203,813	2,390
Total	-	41,938,722	45,740,595	72,827,222	45,946,909	29,259,577	53,149,564	288,862,589	10,587,308

	As of December 31, 2024
	Notional amount
	On Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	11,564,755	9,439,120	14,191,034	10,403,238	1,680,685	1,598,835	48,877,667	1,151,921
Interest rate swaps	-	16,536,773	12,505,389	16,690,413	18,464,156	9,887,330	16,615,159	90,699,220	1,565,539
Cross currency swaps	-	1,325,472	2,195,962	8,993,722	19,955,223	11,501,296	19,704,815	63,676,490	9,430,069
Call currency options	-	81,510	143,946	58,826	-	-	-	284,282	5,530
Put currency options	-	248,733	106,519	138,505	8,921	-	-	502,678	1,965
Total	-	29,757,243	24,390,936	40,072,500	48,831,538	23,069,311	37,918,809	204,040,337	12,155,024